Accounts Payable And Provisions (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Payable and Provisions

	December 31, 2014	December 31, 2013
Trade payables	170.2	141.2
Accruals	212.1	173.8
Payroll and other compensation	48.9	55.1
Leave pay accrual	37.9	42.9
Short-term portion of the South Deep Dividend liability	1.7	1.9
Stamp duty due on acquisition of Yilgarn South assets	—	15.0
Other [1]	27.7	15.1

	498.5	445.0

(1)	Included in other payables is $10.3 million relating to oil derivative contracts. Refer note 19 for further details.